FAIR VALUE MEASUREMENTS (Tables) - ROMAN DBDR TECH ACQUISITION CORP.	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Debt Securities, Held-to-maturity [Table Text Block]

	Fair Value measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$236,289,574	$—	$—	$236,289,574
Warrant Derivative Liability:
Public Warrants	$18,640,580	$—	$—	$18,640,580
Private Placement Warrants	—	—	18,098,458	18,098,458
Total Warrant Derivative Liability	$18,640,580	$—	$18,098,458	$36,739,038

	Fair Value measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$236,215,089	$—	$—	$236,215,089
Warrant Derivative Liability:
Public Warrants	$14,125,160	$—	$—	$14,125,160
Private Placement Warrants	—	—	13,330,002	13,330,002
Total Warrant Derivative Liability	$14,125,160	$—	$13,330,002	$27,455,162

Schedule of company's assets that are measured at fair value on a recurring basis

		December 31,
Description	Level	2020
Assets:
Marketable securities held in Trust Account	1	$236,215,089

Liabilities:
Warrant Liability – Public Warrants	1	14,125,160
Warrant Liability – Private Placement Warrants	3	13,330,002

		September 30,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$236,289,574	$236,215,089
Liabilities:
Warrant Liability - Public Warrants	1	18,640,580	14,125,160
Warrant Liability - Private Placement Warrants	3	18,098,458	13,330,002

Schedule of significant inputs to the Monte Carlo Simulation for the fair value

	November 5, 2020	December 31,
	(Initial	2020 (Subsequent
Input	Measurement)	Measurement)
Risk-free interest rate	0.36%	0.37%
Expected term (years)	5	5.05
Expected volatility	20.0%	18.5%
Exercise price	$11.50	$11.50
Fair value of Units	$9.48	$10.11

	November 5,	December 31,	September 30, 2021
	2020 (Initial	2020 (Subsequent	(Subsequent
Input	Measurement)	Measurement)	Measurement)
Risk-free interest rate	0.36%	0.37%	1.02%
Expected term (years)	5.00	5.05	5.21
Expected volatility	20.0%	18.5%	21.6%
Exercise price	$11.50	$11.50	$11.50
Fair value of Units	$9.48	$10.11	$1.61

Schedule of changes in the fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of August 21, 2020	$—	$—	$—
Initial measurement on November 5, 2020	11,487,644	12,156,900	23,644,544
Change in valuation inputs or other assumptions	1,842,358	1,968,260	3,810,618
Fair value as of December 31, 2020	$13,330,002	$14,125,160	$27,455,162

	Private Placement	Public	Warrant Liabilities
Fair value as of August 21, 2020	$—	$—	$—
Initial measurement on November 6, 2020	11,487,644	12,156,900	23,644,544
Change in valuation inputs or other assumptions	1,842,358	1,968,260	3,810,618
Fair value as of December 31, 2020	$13,330,002	$14,125,160	$27,455,162
Change in valuation inputs or other assumptions	9,753,660	9,841,300	19,594,960
Fair value as of September 30, 2021	$18,098,458	$18,640,580	$36,739,038